Shareholders' equity - Share Purchase Warrants and Deferred share unit plan (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) CAD / shares	Dec. 31, 2017 USD ($) EquityInstruments shares	Dec. 31, 2016 USD ($) EquityInstruments shares
Stock-based payments
Proceeds from exercise of warrants | $		$ 356.4
Share Purchase Warrants
Stock-based payments
Warrants outstanding, beginning of the year		6,510,280	6,510,769
Exercised		(6,388,528)	(489)
Forfeited		(121,752)
Warrants outstanding, end of the year			6,510,280
Warrants exercise price | CAD / shares	CAD 75.00
Proceeds from exercise of warrants | $		$ 356.4
Common shares issued from exercise of stock warrants		6,388,528
DSU plan
Stock-based payments
Granted | EquityInstruments		19,632	19,209
DSU liability | $	CAD 6.7	$ 6.7	$ 3.8
Mark-to-market adjustments | $		$ 1.6	$ 0.2